Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7%
	37 Capital CLO 1, Series 2021-1A, Class E
$1,000,000	11.134%, TSFR3M + 7.462%, 10/15/34 (A)(B)	$986,194
	720 East CLO VI, Series 2024-3A, Class E
3,720,000	9.168%, TSFR3M + 5.500%, 01/20/38 (A)(B)	3,727,883
	AASET Trust, Series 2019-2C, Class C
1,349,894	6.413%, 10/16/39 (B)	1,333,703
	AASET Trust, Series 2020-1A
17,029,000	0.000%, 01/16/40 (C)	1,251,631
	AASET Trust, Series 2020-1A, Class B
1,964,543	4.335%, 01/16/40 (B)	1,930,174
	AASET Trust, Series 2020-1A, Class C
3,915,655	6.413%, 01/16/40 (B)	3,837,528
	Accelerated Assets, Series 2018-1, Class B
100,411	4.510%, 12/02/33 (B)	99,213
	Affirm Asset Securitization Trust, Series 2023-X1, Class D
711,089	9.550%, 11/15/28 (B)	714,457
	AGL CLO, Series 2025-44A, Class D1
1,950,000	6.453%, TSFR3M + 2.500%, 10/22/37 (A)(B)	1,949,007
	AIM Aviation Finance, Series 2015-1A, Class B1
8,883,378	5.072%, 02/15/40 (B)(D)	7,286,590
	APL Finance DAC, Series 2023-1A, Class D
8,157,000	8.150%, 03/20/36 (B)	8,074,725
	Applebee's Funding, Series 2025-1A, Class A2
1,028,000	6.720%, 06/07/55 (B)	1,036,578
	Auxilior Term Funding, Series 2023-1A, Class E
2,750,000	10.970%, 12/15/32 (B)	3,021,227
	Avant Credit Card Master Trust, Series 2025-1A, Class F
2,500,000	10.790%, 04/15/31 (B)	2,489,891
	Bain Capital CLO, Series 2024-1A, Class D1
1,750,000	7.521%, TSFR3M + 3.850%, 04/16/37 (A)(B)	1,753,232
	Basepoint Mca Securitization II, Series 2025-1A, Class C
2,675,000	11.789%, 08/15/31 (B)	2,672,863
	BHG Securitization Trust, Series 2022-C, Class E
1,890,000	9.730%, 10/17/35 (B)	2,031,106
	BHG Securitization Trust, Series 2023-B, Class E
2,500,000	12.400%, 12/17/36 (B)	2,839,644
	BHG Securitization Trust, Series 2024-1CON, Class E
2,500,000	10.450%, 04/17/35 (B)	2,728,856
	BHG Securitization Trust, Series 2025-2CON, Class E
1,000,000	7.760%, 09/17/36 (B)	1,013,604

| 1

Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7% (continued)
	Birch Grove CLO, Series 2025-6A, Class A1R
$4,485,000	5.048%, TSFR3M + 1.380%, 07/20/37 (A)(B)	$4,495,203
	Biz2Credit Asset Securitization, Series 2024-1A, Class B
1,520,000	9.437%, 05/15/31 (B)	1,525,211
	Biz2Credit Asset Securitization, Series 2024-1A, Class C
500,000	13.727%, 05/15/31 (B)	504,032
	Bridge Street CLO V, Series 2025-1A, Class C1
2,235,000	5.618%, TSFR3M + 1.950%, 04/20/38 (A)(B)	2,244,065
	CAL Funding IV, Series 2020-1A, Class B
559,633	3.500%, 09/25/45 (B)	539,264
	Carlyle US CLO, Series 2024-3A, Class D1R
2,000,000	7.518%, TSFR3M + 3.850%, 04/20/37 (A)(B)	1,998,532
	Carvana Auto Receivables Trust, Series 2024-N3, Class D
785,000	5.380%, 12/10/30 (B)	789,171
	Carvana Auto Receivables Trust, Series 2024-N3, Class E
1,250,000	7.660%, 04/12/32 (B)	1,258,662
	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B
592,540	5.300%, 06/15/43 (B)	580,689
	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
4,670,000	6.150%, 06/15/39	5,186,177
	CLI Funding VI, Series 2020-3A, Class B
451,850	3.300%, 10/18/45 (B)	431,031
	CLI Funding VIII, Series 2025-R, Class A
1,404,839	6.610%, 06/21/50 (B)	1,398,093
	CLIF Holdings, Series 2025-1H, Class A
2,340,000	6.720%, 12/20/50 (B)	2,350,890
	Clsec Holdings 22T, Series 2021-1, Class C
1,969,306	6.171%, 05/11/37 (B)	1,953,826
	College Ave Student Loans, Series 2023-A, Class E
824,170	8.490%, 05/25/55 (B)	856,373
	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.568%, 03/15/52 (A)(B)	577,227
	CoreVest American Finance Trust, Series 2020-2, Class D
1,211,000	4.549%, 05/15/52 (A)(B)	1,183,646
	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C
495,000	7.710%, 07/15/33 (B)	504,238
	EDI ABS Issuer, Series 2025-1A, Class B
4,240,000	4.550%, 07/25/55 (B)	4,002,166
	Eldridge CLO, Series 2025-1A, Class A1
3,095,000	5.250%, TSFR3M + 1.330%, 10/20/38 (A)(B)	3,105,514

2 |

Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7% (continued)
	EverBright Solar Trust, Series 2024-A, Class A
$890,559	6.430%, 06/22/54 (B)	$782,884
	EWC Master Issuer, Series 2022-1A, Class A2
1,544,000	5.500%, 03/15/52 (B)	1,531,115
	Falcon Aerospace, Series 2019-1, Class E
5,000,000	0.000%, 09/15/39 (B)(C)	1,042,500
	FF Asset Securitization, Series 2025-1A, Class C
3,796,000	11.167%, 12/17/31 (B)	3,795,252
	FHF Issuer Trust, Series 2025-1A, Class A2
2,793,901	4.920%, 02/15/31 (B)	2,793,309
	First Investors Auto Owner Trust, Series 2022-2A, Class D
750,000	8.710%, 10/16/28 (B)	772,129
	Flagship Credit Auto Trust, Series 2022-3, Class C
289,599	4.990%, 07/17/28 (B)	289,391
	Flagship Credit Auto Trust, Series 2022-3, Class D
1,220,000	6.000%, 07/17/28 (B)	1,146,884
	Flagship Credit Auto Trust, Series 2022-4, Class C
170,000	7.710%, 10/16/28 (B)	172,284
	Flagship Credit Auto Trust, Series 2023-1, Class C
425,000	5.430%, 05/15/29 (B)	424,117
	Flagship Credit Auto Trust, Series 2023-3, Class C
625,000	6.010%, 07/16/29 (B)	626,050
	Flagship Credit Auto Trust, Series 2024-3, Class B
270,000	5.350%, 07/16/29 (B)	270,053
	Fora Financial Asset Securitization, Series 2024-1A, Class D
3,000,000	12.010%, 08/15/29 (B)	3,019,356
	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class C
5,270,000	12.560%, 11/15/29 (B)	5,319,927
	Foundation Finance Trust, Series 2024-2A, Class E
1,068,117	9.350%, 03/15/50 (B)	1,106,937
	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class E
1,000,000	10.980%, 07/15/30 (B)	1,061,478
	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class E
1,250,000	10.250%, 05/15/31 (B)	1,331,278
	Garnet CLO, Series 2025-3A, Class D1
4,275,000	6.583%, TSFR3M + 2.800%, 10/20/38 (A)(B)	4,285,294
	Garnet CLO, Series 2025-2A, Class D1
1,845,000	7.181%, TSFR3M + 3.100%, 10/20/38 (A)(B)	1,856,249

| 3

Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7% (continued)
	GGAM Master Trust International, Series 2025-1A, Class A
$2,523,762	5.923%, 09/30/60 (B)	$2,526,941
	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1
1,524,580	6.276%, 02/25/55 (B)(D)	1,526,051
	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A2
3,436,000	8.837%, 02/25/55 (B)(D)	3,442,471
	Global SC Finance X, Series 2025-1H, Class B
1,890,900	7.848%, 09/20/45 (B)	1,899,609
	Harbour Aircraft Investments, Series 2017-1, Class A
4,296,575	6.000%, 11/15/37	4,034,291
	Harbour Aircraft Investments, Series 2017-1, Class C
9,106,654	10.000%, 11/15/37	6,383,182
	Hardee's Funding, Series 2024-1A, Class A2
235,800	7.253%, 03/20/54 (B)	243,805
	Hilton Grand Vacations Trust, Series 2022-2A, Class C
218,991	5.570%, 01/25/37 (B)	220,926
	Hilton Grand Vacations Trust, Series 2024-1B, Class D
156,009	8.850%, 09/15/39 (B)	160,778
	Hilton Grand Vacations Trust, Series 2025-3EXT, Class D
854,980	7.380%, 10/25/44 (B)	856,327
	Horizon Aircraft Finance I, Series 2018-1, Class B
1,171,040	5.270%, 12/15/38 (B)	1,094,920
	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C
208,421	6.853%, SOFR30A + 3.150%, 05/20/32 (A)(B)	210,497
	Island Finance Trust, Series 2025-1A, Class C
500,000	10.000%, 03/19/35 (B)	510,014
	Kapitus Asset Securitization IV, Series 2024-1A, Class D
1,100,000	9.900%, 09/10/31 (B)	1,098,160
	Kapitus Asset Securitization IV, Series 2025-1A, Class 1D
1,500,000	9.900%, 09/10/31 (B)	1,497,492
	Kapitus Asset Securitization V, Series 2025-1A, Class D
2,500,000	10.920%, 04/10/32 (B)	2,501,487
	KDAC Aviation Finance, Series 2017-1A, Class C
15,406,845	7.385%, 12/15/42 (B)	15,374,277
	Kestrel Aircraft Funding, Series 2018-1A, Class A
379,261	4.250%, 12/15/38 (B)	379,459
	KKR CLO, Series 2018-23, Class F
840,000	11.779%, TSFR3M + 8.112%, 10/20/31 (A)(B)	775,755
	Labrador Aviation Finance, Series 2016-1A, Class A1
1,482,499	4.300%, 01/15/42 (B)	1,487,717

4 |

Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7% (continued)
	Labrador Aviation Finance, Series 2016-1A, Class B1
$1,020,323	5.682%, 01/15/42 (B)	$1,020,344
	Lendmark Funding Trust, Series 2025-1A, Class D
665,000	6.480%, 09/20/34 (B)	681,312
	Mariner Finance Issuance Trust, Series 2024-AA, Class D
250,000	6.770%, 09/22/36 (B)	255,800
	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
1,430,000	6.560%, 07/20/29 (B)	1,434,884
	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class C
3,420,000	8.290%, 12/22/31 (B)	3,413,430
	Mission Lane Credit Card Master Trust, Series 2025-A, Class D
3,500,000	8.890%, 05/15/30 (B)	3,446,386
	Neuberger Berman Loan Advisers CLO, Series 2025-59A, Class A1
3,810,000	4.961%, TSFR3M + 1.290%, 01/23/39 (A)(B)	3,821,773
	OCP CLO, Series 2024-17A, Class ER2
3,500,000	9.918%, TSFR3M + 6.250%, 07/20/37 (A)(B)	3,496,636
	Octane Receivables Trust, Series 2024-2A, Class E
1,250,000	9.040%, 07/20/32 (B)	1,339,842
	Octane Receivables Trust, Series 2024-1A, Class E
1,872,000	7.820%, 08/20/31 (B)	1,947,551
	OHA Credit Funding, Series 2025-2A, Class AR2
2,300,000	4.910%, TSFR3M + 1.240%, 01/21/38 (A)(B)	2,304,858
	OHA Loan Funding, Series 2025-1A, Class D1R4
2,145,000	6.318%, TSFR3M + 2.650%, 10/19/38 (A)(B)	2,154,419
	OnDeck Asset Securitization Trust IV, Series 2024-2A, Class C
420,000	7.030%, 10/17/31 (B)	424,456
	OWN Equipment Fund I, Series 2024-2M, Class A
1,784,487	5.700%, 12/20/32 (B)	1,808,489
	Palmer Square CLO, Series 2025-1A, Class AR
4,205,000	4.918%, TSFR3M + 1.250%, 01/20/38 (A)(B)	4,217,918
	Perimeter Master Note Business Trust, Series 2025-1A, Class C
5,000,000	8.490%, 12/16/30 (B)	4,896,776
	Polen Capital CLO, Series 2025-1A, Class E
3,905,000	9.318%, TSFR3M + 5.650%, 03/06/38 (A)(B)	3,965,071
	Polen Capital CLO, Series 2025-2A, Class E
4,300,000	9.660%, TSFR3M + 5.950%, 01/20/39 (A)(B)	4,393,370
	QTS Issuer ABS II, Series 2025-1A, Class B
730,000	5.778%, 10/05/55 (B)	712,246
	Raptor Aircraft Finance I, Series 2019-1, Class A
1,365,027	4.213%, 08/23/44 (B)	1,258,935

| 5

Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7% (continued)
	RFS Asset Securitization II, Series 2024-1, Class E
$2,500,000	14.782%, 07/15/31 (B)	$2,522,784
	RFS Asset Securitization V, Series 2025-1, Class D
900,000	11.114%, 05/15/32 (B)	907,286
	Rockford Tower CLO, Series 2017-3A, Class D
250,000	6.579%, TSFR3M + 2.912%, 10/20/30 (A)(B)	251,388
	Santander Bank Auto Credit-Linked Notes Series 2025-A, Series 2025-A, Class G
1,315,000	11.049%, 01/16/34 (B)	1,318,314
	Santander Drive Auto Receivables Trust, Series 2024-3, Class D
2,090,000	5.970%, 10/15/31	2,147,762
	SBNA Auto Receivables Trust, Series 2025-SF1, Class F
1,000,000	8.710%, 06/15/33 (B)	1,016,306
	SCF Equipment Leasing, Series 2022-2A, Class E
3,580,740	6.500%, 06/20/35 (B)	3,583,056
	SCF Equipment Leasing, Series 2023-1A, Class E
1,500,000	7.000%, 07/21/36 (B)	1,535,745
	Securitized Term Auto Receivables Trust, Series 2025-A, Class D
595,685	6.746%, 07/25/31 (B)	609,066
	Sierra Timeshare Receivables Funding, Series 2023-1A, Class D
316,176	9.800%, 01/20/40 (B)	331,090
	Sierra Timeshare Receivables Funding, Series 2024-1A, Class D
375,649	8.020%, 01/20/43 (B)	384,085
	SLAM, Series 2025-1
2,992,759	6.472%, 12/15/50 (B)	3,012,774
	Stellar Jay Ireland DAC, Series 2021-1, Class A
94,653	3.967%, 10/15/41 (B)	93,532
	Stream Innovations Issuer Trust, Series 2024-1A, Class C
4,098,097	11.400%, 07/15/44 (B)	4,544,651
	Stream Innovations Issuer Trust, Series 2024-2A, Class C
985,822	9.050%, 02/15/45 (B)	1,036,278
	Stream Innovations Issuer Trust, Series 2025-1A, Class D
639,537	8.400%, 09/15/45 (B)	651,740
	Sunnova Helios II Issuer, Series 2018-1A, Class A
125,584	4.870%, 07/20/48 (B)	121,586
	Sunnova Helios II Issuer, Series 2019-AA, Class A
374,848	3.750%, 06/20/46 (B)	344,137
	Sunnova Helios V Issuer, Series 2021-A, Class B
2,880,488	3.150%, 02/20/48 (B)	1,488,110

6 |

Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.7% (continued)
	Sunnova Helios XIII Issuer, Series 2024-A, Class A
$3,193,380	5.300%, 02/20/51 (B)	$2,744,281
	Sunrun Atlas Issuer, Series 2019-2, Class A
2,592,264	3.610%, 02/01/55 (B)	2,499,992
	Sunrun Demeter Issuer, Series 2021-2A, Class A
485,695	2.270%, 01/30/57 (B)	442,769
	Sunrun Vulcan Issuer, Series 2021-1A, Class A
769,821	2.460%, 01/30/52 (B)	710,157
	Sycamore Tree CLO, Series 2024-1A, Class ER
3,750,000	10.508%, TSFR3M + 6.840%, 01/20/38 (A)(B)	3,690,450
	Symetra CLO, Series 2025-1A, Class E
4,000,000	9.418%, TSFR3M + 5.750%, 04/20/38 (A)(B)	4,028,696
	Textainer Marine Containers VII, Series 2021-1A, Class B
422,926	2.520%, 02/20/46 (B)	396,787
	Thunderbolt III Aircraft Lease, Series 2019-1, Class B
135,503	4.750%, 11/15/39 (B)	133,743
	TIC Home Improvement Trust, Series 2024-A, Class C
1,145,000	11.730%, 10/15/46 (B)	1,162,212
	TMCL VII Holdings, Series 2025-1H, Class B
2,793,405	8.060%, 07/23/50 (B)	2,800,843
	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (B)	159,303
	Uniti Fiber Abs Issuer, Series 2025-2A, Class C
2,000,000	7.834%, 01/20/56 (B)	2,041,222
	Vivint Solar Financing V, Series 2018-1A, Class A
934,149	4.730%, 04/30/48 (B)	907,936
	Volofin Finance Designated Activity, Series 2024-1A, Class B
755,170	6.211%, 06/15/37 (B)	776,352
	VStrong Auto Receivables Trust, Series 2023-A, Class C
2,845,000	8.040%, 02/15/30 (B)	3,004,781
	WAVE, Series 2019-1, Class C
2,651,062	6.413%, 09/15/44 (B)	2,386,011
	Willis Engine Structured Trust VI, Series 2021-A, Class A
1,195,854	3.104%, 05/15/46 (B)	1,131,196
	Willis Engine Structured Trust VII, Series 2023-A, Class A
350,430	8.000%, 10/15/48 (B)	359,418
	Total Asset-Backed Securities
	(Cost $237,992,140)	266,383,097

| 7

Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 18.9%
	Aventura Mall Trust, Series 2018-AVM, Class A
$3,760,000	4.112%, 07/05/40 (A)(B)	$3,732,426
	BANK, Series 2021-BN34, Class A5
1,000,000	2.438%, 06/15/63	887,194
	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.559%, 06/05/30 (A)(B)	1,379,980
	Benchmark Mortgage Trust, Series 2021-B31, Class A5
1,000,000	2.669%, 12/15/54	898,319
	BFLD Commercial Mortgage Trust, Series 2025-660F, Class D
620,000	6.430%, TSFR1M + 2.750%, 11/15/42 (A)(B)	624,067
	BPR Trust, Series 2021-NRD, Class E
2,030,000	9.302%, TSFR1M + 5.621%, 12/15/38 (A)(B)	2,013,052
	BPR Trust, Series 2021-NRD, Class F
2,545,000	10.551%, TSFR1M + 6.870%, 12/15/38 (A)(B)	2,493,184
	BPR Trust, Series 2022-SSP, Class D
2,170,000	10.311%, TSFR1M + 6.631%, 05/15/39 (A)(B)	2,165,730
	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
750,000	5.591%, 11/13/46 (A)(B)	763,359
	BX Trust, Series 2025-VLT7, Class B
1,000,000	5.680%, TSFR1M + 2.000%, 07/15/44 (A)(B)	1,003,750
	BX Trust, Series 2025-DELC, Class C
1,725,000	5.880%, TSFR1M + 2.200%, 12/15/42 (A)(B)	1,735,781
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
915,044	7.295%, TSFR1M + 3.614%, 11/15/31 (A)(B)	140,869
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,228,132	8.295%, TSFR1M + 4.614%, 11/15/31 (A)(B)	114,448
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
4,790,000	4.709%, 05/10/47 (A)(B)	4,482,816
	COMM Mortgage Trust, Series 2012-LC4, Class D
1,594,668	5.400%, 12/10/44 (A)(B)	1,209,875
	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.291%, 10/15/45 (A)(B)	838,296
	COMM Mortgage Trust, Series 2014-UBS4, Class AM
711,285	3.968%, 08/10/47	688,169
	COMM Mortgage Trust, Series 2024-CBM, Class A2
1,065,000	5.867%, 12/10/41 (A)(B)	1,081,304
	CSMC OA, Series 2014-USA, Class C
985,000	4.336%, 09/15/37 (B)	850,906
	CSMC OA, Series 2014-USA, Class D
955,000	4.373%, 09/15/37 (B)	810,628

8 |

Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 18.9% (continued)
	CSMC OA, Series 2014-USA, Class E
$11,475,000	4.373%, 09/15/37 (B)	$9,090,789
	DC Commercial Mortgage Trust, Series 2023-DC, Class C
1,510,000	7.141%, 09/12/40 (A)(B)	1,560,144
	DC Commercial Mortgage Trust, Series 2023-DC, Class D
1,370,000	7.141%, 09/12/40 (A)(B)	1,384,631
	Extended Stay America Trust, Series 2025-ESH, Class A
430,000	4.980%, TSFR1M + 1.300%, 10/15/42 (A)(B)	431,880
	GFH Mortgage Trust, Series 2025-IND, Class A
3,330,000	5.148%, 06/15/33 (B)	3,355,738
	GS Mortgage Securities Trust, Series 2011-GC5, Class C
100,000	5.141%, 08/10/44 (A)(B)	92,042
	GS Mortgage Securities Trust, Series 2012-BWTR, Class A
3,675,227	2.954%, 11/05/34 (B)	3,267,285
	GS Mortgage Securities Trust, Series 2013-PEMB, Class A
1,005,000	3.550%, 03/05/33 (A)(B)	741,816
	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	3.858%, 07/10/46 (A)(B)	570,350
	GS Mortgage Securities Trust, Series 2014-GC22, Class B
6,605,000	4.391%, 06/10/47 (A)	5,393,014
	GS Mortgage Securities Trust, Series 2014-GC22, Class D
3,000,000	4.668%, 06/10/47 (A)(B)	389,910
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B
3,440,000	4.936%, 09/10/38 (A)(B)	3,441,367
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (B)	3,364,484
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,386,410
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C
945,000	3.958%, 04/15/46 (A)	330,750
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B
3,330,000	4.166%, 08/15/46 (A)	2,072,958
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.828%, 02/05/35 (A)(B)	1,971,200
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C
830,000	4.280%, 10/15/30 (A)(B)	91,549

| 9

Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 18.9% (continued)
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D
$400,000	4.280%, 10/15/30 (A)(B)	$3,940
	NY Commercial Mortgage Trust, Series 2025-299P, Class A
5,970,000	5.664%, 02/10/47 (A)(B)	6,298,526
	Starwood Retail Property Trust, Series 2014-STAR, Class A
323,792	6.750%, PRIME + 0.000%, 11/15/27 (A)(B)	194,275
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	6.750%, PRIME + 0.000%, 11/15/27 (A)(B)(E)	15,925
	Starwood Retail Property Trust, Series 2014-STAR, Class F
34,224	6.750%, PRIME + 0.000%, 11/15/27 (A)(B)(E)	34
	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.217%, 12/15/51 (A)	1,777,266
	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C
500,000	4.098%, 11/15/59 (A)	424,430
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.055%, 06/15/49 (A)	2,711,374
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
439,473	4.997%, 06/15/44 (A)(B)	432,134
	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
854,828	6.050%, 03/15/44 (A)(B)	307,755
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	4.997%, 06/15/44 (A)(B)	1,606,080
	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C
2,130,000	4.310%, 12/15/45 (A)	1,799,850
	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
1,117,979	4.151%, 08/15/46 (A)	1,086,676
	Total Commercial Mortgage-Backed Obligations
	(Cost $92,766,177)	84,508,735

Residential Mortgage-Backed Obligations — 12.2%
	Alternative Loan Trust, Series 2004-J3, Class 1A1
65,189	5.500%, 04/25/34 (E)	65,920
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
124,831	6.000%, 09/25/34 (E)	127,159
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
80,109	5.750%, 01/25/35 (E)	80,184
	Alternative Loan Trust, Series 2004-14T2, Class A11
137,467	5.500%, 08/25/34 (E)	137,056

10 |

Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 12.2% (continued)
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
$198,844	5.500%, 10/25/33 (E)	$201,367
	Banc of America Funding Trust, Series 2005-7, Class 3A1
206,178	5.750%, 11/25/35 (E)	210,326
	Banc of America Funding Trust, Series 2007-4, Class 5A1
48,137	5.500%, 11/25/34 (E)	42,436
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
170,502	5.957%, 08/25/34 (A)(E)	166,558
	CIM TRUST, Series 2022-R2, Class A1
694,353	3.750%, 12/25/61 (A)(B)	663,918
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
403,720	5.380%, 08/25/35 (A)(E)	324,763
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
118,798	6.277%, 09/25/34 (A)(B)(E)	109,627
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
179,837	6.040%, T1Y + 2.400%, 11/25/35 (A)(B)(E)	175,921
	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	907,158
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	6.797%, SOFR30A + 3.100%, 10/25/41 (A)(B)	740,950
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
431,556	6.160%, 12/25/33 (D)(E)	428,518
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
20,115	4.137%, TSFR1M + 0.464%, 06/25/34 (A)(E)	18,719
	FHLMC POOL, Series 2023-2326
6,920,000	4.450%, 12/01/32	6,897,610
	FHLMC REMIC, Series 2023-5365, Class LY
2,413,466	6.500%, 12/25/53	2,543,864
	FHLMC STACR REMIC Trust, Series 2022-DNA7, Class M1B
1,845,000	8.697%, SOFR30A + 5.000%, 03/25/52 (A)(B)	1,960,085
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
473,574	5.595%, 10/25/34 (A)(E)	458,568
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
787,279	3.632%, 08/25/35 (A)	577,561
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
685,345	6.000%, 09/25/34	708,660
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
50,259	6.000%, 10/25/37 (E)	47,481

| 11

Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 12.2% (continued)
	Lehman XS Trust, Series 2006-2N, Class 1A1
$376,547	4.307%, TSFR1M + 0.634%, 02/25/46 (A)(E)	$342,699
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
591,193	4.395%, 03/25/35 (A)(E)	526,529
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
244,561	6.682%, 04/25/36 (A)(E)	237,521
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
137,146	5.250%, 11/25/33 (E)	138,459
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
1,497,588	5.500%, 03/25/34	1,365,024
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
106,485	5.500%, 06/25/34 (E)	107,830
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
140,389	6.000%, 06/25/34 (E)	144,425
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
395,992	6.000%, 09/25/34 (E)	399,557
	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	616,220
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
89,050	5.500%, 11/25/35 (E)	77,860
	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class B2
1,195,000	3.873%, 01/25/64 (A)(B)	967,816
	NYMT Loan Trust Series, Series 2024-BPL2, Class M
4,250,000	8.410%, 05/25/39 (B)	4,294,028
	NYMT Loan Trust Series, Series 2024-BPL3, Class M1
2,470,000	6.903%, 09/25/39 (A)(B)	2,480,474
	PRET, Series 2024-NPL7, Class A1
195,905	5.925%, 10/25/54 (B)(D)	196,049
	PRET, Series 2025-NPL8, Class A1
2,943,539	5.732%, 08/25/55 (B)(D)	2,955,774
	PRPM, Series 2025-2, Class A2
4,085,000	9.560%, 05/25/30 (B)(D)	4,087,680
	RCO VIII Mortgage, Series 2025-3, Class A2
958,000	8.836%, 05/25/30 (B)(D)	962,845
	Redwood Funding Trust, Series 2025-1, Class A
2,757,849	7.584%, 05/27/55 (B)(D)	2,756,164
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,390,170	5.118%, 03/25/35 (A)	861,115
	Roc Mortgage Trust, Series 2024-RTL1, Class M1
3,740,000	7.277%, 10/25/39 (A)(B)	3,798,149

12 |

Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 12.2% (continued)
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
$2,458,159	4.097%, TSFR1M + 0.424%, 07/25/35 (A)	$1,422,573
	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	947,719
	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	430,582
	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A)(B)	780,506
	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (B)	1,816,179
	TVC Mortgage Trust, Series 2024-RRTL1, Class M1
3,610,000	7.415%, 07/25/39 (B)(D)	3,635,407
	VOLT XCIV, Series 2021-NPL3, Class A2
231,539	8.949%, 02/27/51 (B)(D)	231,689
	Total Residential Mortgage-Backed Obligations
	(Cost $55,425,938)	54,175,282

Corporate Obligations — 1.3%
	Gitsit Solutions
2,875,000	8.000%, 11/15/29 (B)(E)	2,898,287
	PG&E Wildfire Recovery Funding
3,000,000	4.263%, 06/01/36	2,917,409
	Total Corporate Obligations
	(Cost $5,874,850)	5,815,696

Other Investment — 0.0%
	ECAF I BLOCKER Ltd.
900	03/15/40 (C)(E)	—
	Total Other Investment
	(Cost $9,000,000)	—

| 13

Portfolio of Investments — as of January 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Shares	Description	Value
Short-Term Investment — 7.8%
	First American Treasury Obligations Fund, X Class
35,008,668	3.600%(F)	$35,008,668
	Total Short-Term Investment
	(Cost $35,008,668)	35,008,668
	Total Investments — 99.9%
	(Cost $436,067,773)	445,891,478
	Other Assets and Liabilities, net — 0.1%	404,960
	Net Assets — 100.0%	$446,296,438

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at January 31, 2026, was $352,232,016, representing 78.9% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.
(C)	No interest rate available.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	The rate reported is the 7-day effective yield as of January 31, 2026.

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

T1Y — Secured Overnight Financing 12 Month

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Months

Amounts designated as “—“ are $0.

14 |